RELATED PARTY TRANSACTIONS (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Assets
Investments	$ 1,565,059	[1]	$ 1,298,246	[2]
Other assets	2,479,037		2,750,883
Total assets	203,908,211		196,261,044
Liabilities
Deposits	131,959,215		124,624,011
Other Liabilities	5,796,482		5,288,155
Total liabilities	179,478,661		173,784,064
Income
Interest and other operating income	16,685,677		15,748,805		$ 11,269,644
Net income	2,754,173		2,954,947		2,608,898
Expenses
Interests and other operating expenses	6,232,986		6,053,100		4,037,941
Fees	1,082,714		966,271		797,513
Others	(249,023)		$ (259,792)		$ (252,626)
Financial Conglomerate Operations [Member]
Assets
Investments	376,171
Loans and advances to customers and financial entities, net	191,278
Other assets	8
Total assets	567,457
Liabilities
Deposits	1,015,523
Other Liabilities	1,882
Total liabilities	1,017,405
Income
Interest and other operating income	488,190
Dividends	15,021
Net income	503,211
Expenses
Interests and other operating expenses	32,568
Fees	4
Others	4,788
Total expenses	$ 37,360

[1]	As of December 31, 2017, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.
[2]	As of December 31, 2016, Banking Panama, Banking Guatemala, Brokerage and off shore did not have investments in associates and joint ventures.